Share Based Payments (Details) - Schedule of share-based payment arrangements		12 Months Ended
	Jun. 01, 2020 £ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Schedule of share-based payment arrangements [Abstract]
Weighted Average exercise price, Outstanding | $ / shares		$ 113	$ 107	$ 125
Options, Outstanding		16,379,000	18,617,000	10,717,000
Weighted Average exercise price, Granted | (per share)	£ 0.70	$ 111		$ 104
Options, Granted		3,870,000		9,500,000
Weighted Average exercise price, Forfeited | $ / shares		$ (52)	$ (152)	$ (219)
Options, Forfeited		(300,000)	(2,238,000)	(1,600,000)
Weighted Average exercise price, Exercised | $ / shares		$ (25)
Options, Exercised		(2,925)
Weighted Average exercise price, Outstanding | $ / shares		$ 67	$ 113	$ 107
Options, Outstanding		17,024,000	16,379,000	18,617,000
Weighted Average exercise price, Exercisable | $ / shares		$ 65	$ 67	$ 50
Options, Exercisable		6,249,000	5,521,000	5,236,000